Expense Example, No Redemption (Vanguard Alternative Strategies Fund Retail)	Vanguard Alternative Strategies Fund Vanguard Alternative Strategies Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	112
3 YEAR	350